Equity (Details 1 - Textual) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
	Apr. 15, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Shares issued				61,206,450
Issued share capital value				€ 2
Capital raise in form of accelerated bookbuilding		4,600,000
Issuance of shares for the accelerated bookbuild offering		€ 400	€ 400	430
Share premium reserve		13,450	8,801	1,324
Fair value through OCI reserve			323
Equity component of convertible bonds reserve		198	74	23
Fair value gain / (loss) on investments in equity instruments through OCI		0	323	0
Net loss		€ 1,016	170	121
Equity-settled share-based payments reserve
Equity
Number of shares called by each share option upon exercise		1
Amounts received or receivable from participants for vesting of shares		€ 0
Cash flows related to the share options		4	1	1
Just Eat Acquisition
Equity
Fair value gain / (loss) on investments in equity instruments through OCI	€ 323
Ordinary shares [member]
Equity
Authorised share capital in value		€ 16	€ 16	€ 7
Authorised share capital in shares		400,000,000
Nominal value per share		€ 0.04	€ 0.04	€ 0.04
Shares issued		211,932,766	148,758,803
Issued share capital value		€ 8	€ 6
Capital raise in form of accelerated bookbuilding		0	4,600,000	8,350,000
Share issuances to STAK		1,000,000
Issuances of shares in relation to the Just Eat Acquisition		62,798,005	82,845,346	9,500,000
Outstanding shares		211,932,766	148,758,803	61,206,450	43,218,234
Cash flows related to the share options		€ 4	€ 1	€ 0
Ordinary shares [member] | Treasury shares
Equity
Shares issued		688,434
Ordinary shares [member] | Grubhub Acquisition
Equity
Issuances of shares in relation to the Just Eat Acquisition		62.8
Ordinary shares [member] | Just Eat Acquisition
Equity
Issuances of shares in relation to the Just Eat Acquisition			82.8
Ordinary shares [member] | Delivery Hero Acquisition
Equity
Shares issued during the period				17,970,000
Preference shares [member]
Equity
Outstanding shares		0	0	0